Notes Receivable	12 Months Ended
Dec. 31, 2015
Notes Receivable and Accounts Receivable, Net [Abstract]
NOTES RECEIVABLE

Note 3 – NOTES RECEIVABLE

The notes receivable includes due on demand interest-free notes to third parties. For the year ended December 31, 2015, the Company did not receive repayment or advance additional notes to the third parties. For the year ended December 31, 2014, the Company received repayments of notes for a total amount of $130,172 from a third party company and a third party individual. In addition, the Company advanced $132,742 to a third party company. For the year ended December 31, 2013, the Company advanced due on demand interest-free notes to a third-party individual and a third party company which amounted to $1,146,919.

During the year ended December 31, 2015, a note receivable in the amount of $970,620 (RMB6,300,000) was reclassified into non-current assets as the note is estimated not to be collected within one year. The note was advanced to Chongqing Taiying Industrial Development Co., Ltd. David Wang, shareholder, director and Chief Financial Officer in the Company, owns 5% of the equity interest of Chongqing Taiying Industrial Development Co., Ltd.

As of December 31, 2015 and December 31, 2014, the notes receivable balance (including current and non-current portion) was $1,096,307 and $1,157,793, respectively.